FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities	The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019:

		At December 31, 2020
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	7,163	—	—	7,163
Current financial assets	19	—	38,636	—	38,636
Total assets		7,163	38,636	—	45,799
Other financial liabilities	19	—	2,140	—	2,140
Total liabilities		—	2,140	—	2,140

		At December 31, 2019
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	7,674	—	—	7,674
Current financial assets	19	—	9,423	—	9,423
Total assets		7,674	9,423	—	17,097
Other financial liabilities	19	—	14,791	—	14,791
Total liabilities		—	14,791	—	14,791

Disclosure of fair value measurement of assets	The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019:

		At December 31, 2020
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	7,163	—	—	7,163
Current financial assets	19	—	38,636	—	38,636
Total assets		7,163	38,636	—	45,799
Other financial liabilities	19	—	2,140	—	2,140
Total liabilities		—	2,140	—	2,140

		At December 31, 2019
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets - Liberty Media Shares	16	7,674	—	—	7,674
Current financial assets	19	—	9,423	—	9,423
Total assets		7,674	9,423	—	17,097
Other financial liabilities	19	—	14,791	—	14,791
Total liabilities		—	14,791	—	14,791

Disclosure of carrying amount and fair value of financial assets and liabilities	The following table represents carrying amount and fair value for the most relevant categories of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2020		2019
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities	18	939,607	939,607	966,448	966,448
Client financing		925,878	925,878	950,842	950,842
Dealer financing		13,729	13,729	15,606	15,606
Total		939,607	939,607	966,448	966,448

Debt	24	2,724,745	2,755,516	2,089,737	2,103,871